FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:
		Harbor Funds
		111 South Wacker Dr, 34th Floor
		Chicago, IL 60606

2.	The name of each series or class of securities for which this
Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Harbor Capital Appreciation Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Strategic Growth Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Mid Cap Growth Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Small Cap Growth Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Small Cap Growth Opportunities
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Large Cap Value Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Mid Cap Value Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Small Cap Value Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Small Cap Value Opportunities Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor International Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Diversified International All Cap Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor International Small Cap Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor International Growth Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Global Leaders Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Overseas Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Focused International Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Emerging Markets Equity Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Convertible Securities Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor High-Yield Bond Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor High-Yield Opportunities Fund
Institutional Class
Retirement Class
Administrative Class
Investor Class
Harbor Bond Fund
Institutional Class
Retirement Class
Administrative Class
Harbor Real Return Fund
Institutional Class
Retirement Class
Administrative Class
Harbor Core Bond Fund
Institutional Class
Retirement Class
Harbor Money Market Fund
Institutional Class
Administrative Class
Harbor Target Retirement Income Fund
Institutional Class
Harbor Target Retirement 2015 Fund
Institutional Class
Harbor Target Retirement 2020 Fund
Institutional Class
Harbor Target Retirement 2025 Fund
Institutional Class
Harbor Target Retirement 2030 Fund
Institutional Class
Harbor Target Retirement 2035 Fund
Institutional Class
Harbor Target Retirement 2040 Fund
Institutional Class
Harbor Target Retirement 2045 Fund
Institutional Class
Harbor Target Retirement 2050 Fund
Institutional Class
Harbor Target Retirement 2055 Fund
Institutional Class

3.	Investment Company Act File Number:	811-4676
	Securities Act File Number:		033-05852

4(a).	Last day of fiscal year for which this notice is filed:
 October 31, 2019

4(b).	  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)

Note:	If the Form is being filed late,
interest must be paid on the registration fee due.

4(c).	  Check box if this is the last time the issuer will
be filing this Form.

5.	Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$15,353,297,420

(ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:

$20,086,918,854

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$33,850,622,975

(iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
-
$53,937,541,829

(v)
Net sales if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(i) from Item 5(iv)]:

$0

(vi)
Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(i) from Item 5(iv)]:

$38,584,244,408

(vii)
Multiplier for determining registration fee (see instruction C.9):
X
..0001298

(viii)
Registration fee due  multiply Item 5(v)
by Item 5(vii) (enter 0 if no fee is due):
=
$0

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7.	Interest due if this Form is being filed more than 90 days
after the end of the issuers fiscal year (see instruction D):
		+$ 0

8.	Total of the amount of the registration
fee due plus any interest due [line 5(viii) plus line 7]:

		=$ 0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: N/A
CIK: 0000793769


	Method of Delivery:

  Wire Transfer
  Mail or other means


SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John M. Paral
John M. Paral, Assistant Treasurer

Date   	January 29, 2020

* Please print the name and title of the signing officer below the signature.